Transactions with Related Parties and Affiliates (Details Narrative) - USD ($)	1 Months Ended			3 Months Ended		6 Months Ended
	Jul. 31, 2025	Aug. 31, 2024	Oct. 31, 2023	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Related Party Transaction [Line Items]
Payments for Capital Improvements						$ 213,974,000	$ 193,365,000
General and administrative expenses				$ 24,400,000	$ 23,422,000	48,232,000	45,394,000
Amounts due from related parties				7,142,000		7,142,000		$ 7,142,000
Aggregate gross sale proceeds						122,978,000	33,717,000
Amounts due from related parties, short-term - Book Value				1,960,000		1,960,000		1,720,000
Management Agreement [Member]
Related Party Transaction [Line Items]
Fixed technical management fees				12,852,000	12,802,000	25,549,000	25,532,000
Commercial management fee				4,837,000	4,023,000	9,170,000	7,871,000
Fee on sale				958,000	485,000	1,258,000	647,000
Fee on purchases				7,240,000	1,330,000	7,240,000	1,330,000
Fees for supervision				2,563,000	1,902,000	5,509,000	4,432,000
Master Management Agreement [Member]
Related Party Transaction [Line Items]
Commercial management fee revenue percentage		1.25%
S&P fee percentage		1.00%
Termination fees discount rate		6.00%
Master Management Agreement [Member] | Owned Vessel [Member]
Related Party Transaction [Line Items]
Technical management fee		$ 950
Navios Holdings [Member]
Related Party Transaction [Line Items]
General and administrative expenses				18,502,000	18,454,000	36,777,000	34,790,000
Amounts due from related parties, short-term - Book Value				36,221,000		$ 36,221,000		23,484,000
Administrative Services Agreement [Member]
Related Party Transaction [Line Items]
Agreement term		10 years
Partners Omnibus Agreement [Member]
Related Party Transaction [Line Items]
Related party transaction, description of transaction						Navios Partners has entered into an omnibus agreement with Navios Holdings (the “Partners Omnibus Agreement”) in connection with the closing of Navios Partners’ IPO governing, among other things, when Navios Holdings and Navios Partners may compete against each other as well as rights of first offer on certain dry bulk carriers. Pursuant to the Partners Omnibus Agreement, Navios Holdings generally agreed not to acquire or own Panamax or Capesize dry bulk carriers under time charters of three or more years without consent as required under such agreement.
Navios South American Logistics Inc. [Member] | Navios Vega [Member]
Related Party Transaction [Line Items]
Date of delivery			first quarter of 2024
Charter-out daily rate			$ 25,800
Agreement date description						addendum to the time charter agreement, dated in March 2025, the daily rate was amended as follows: (a) $14.0 per day, effective from January 1, 2025, through December 31, 2026; (b) $38.8 per day effective from January 1, 2027, through December 31, 2028; and (c) $25.8 per day effective from January 1, 2029, until termination.
Charter revenue					$ 3,533,000		$ 4,808,000
Aggregate gross sale proceeds	$ 30,000,000
Navios South American Logistics Inc. [Member] | Navios Vega [Member] | January 1, 2025 [Member]
Related Party Transaction [Line Items]
Charter-out daily rate			14,000
Navios South American Logistics Inc. [Member] | Navios Vega [Member] | January 1, 2027 [Member]
Related Party Transaction [Line Items]
Charter-out daily rate			38,800
Navios South American Logistics Inc. [Member] | Navios Vega [Member] | January 1, 2029 [Member]
Related Party Transaction [Line Items]
Charter-out daily rate			$ 25,800
Navios South American Logistics Inc. [Member] | Sellers Credit [Member]
Related Party Transaction [Line Items]
Repayments of debt	$ 10,000,000
Navios South American Logistics Inc. [Member] | Amounts Due from Related Parties [Member] | Navios Vega [Member]
Related Party Transaction [Line Items]
Amounts due from related parties				7,142,000		$ 7,142,000		7,142,000
Amounts due from related parties, short-term - Book Value				$ 1,960,000		$ 1,960,000		$ 1,720,000
Entity affiliated with the Company's Chairwoman and CEO [Member]
Related Party Transaction [Line Items]
Related party transaction, description of transaction						During the first quarter of 2025, the Company completed the sale of five entities to an entity affiliated with the Company’s Chairwoman and Chief Executive Officer, Angeliki Frangou, for a nominal consideration.